Annual Fund Operating Expenses - ProShares S and P Technology Dividend Aristocrats ETF - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.45%
Other Expenses	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.46%